Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Net revenue	R$ 57,999,866	R$ 49,260,594	R$ 47,663,988
Cost of products sold	(46,431,220)	(36,177,408)	(34,985,569)
Gross profit	11,568,646	13,083,186	12,678,419
Income (expenses)
Selling and distribution	(1,545,568)	(1,459,608)	(1,403,673)
General and administrative	(1,633,003)	(1,434,272)	(1,285,613)
Research and development	(199,821)	(167,456)	(162,010)
Results from equity investments	(888)	39,956	30,078
Other income (expenses), net	90,852	(854,880)	(3,905,954)
Operating profit	8,280,218	9,206,926	5,951,247
Financial results
Financial expenses	(3,007,551)	(3,747,217)	(3,570,962)
Financial income	589,052	603,630	690,122
Exchange rate variations, net	(2,256,983)	(798,762)	(3,210,417)
Finance income (cost)	(4,675,482)	(3,942,349)	(6,091,257)
Profit (loss) before income tax and social contribution	3,604,736	5,264,577	(140,010)
Current and deferred income tax and social contribution	(736,551)	(1,357,682)	(616,046)
Profit (loss) for the year of continued operations	2,868,185	3,906,895	(756,056)
Discontinued operations results
Profit from discontinued operations before income tax and social contribution	0	13,499	40,760
Current and deferred income tax and social contribution	0	(4,623)	(13,901)
Profit from discontinued operations	0	8,876	26,859
Profit (loss) for the year	2,868,185	3,915,771	(729,197)
Consolidated Braskem without the effect of Braskem Idesa consolidated
Disclosure of subsidiaries [line items]
Net revenue	54,851,243	46,207,109	46,343,171
Cost of products sold	(44,783,284)	(34,675,494)	(34,040,770)
Gross profit	10,067,959	11,531,615	12,302,401
Income (expenses)
Selling and distribution	(1,355,986)	(1,287,817)	(1,286,558)
General and administrative	(1,524,480)	(1,336,072)	(1,201,489)
Research and development	(199,821)	(167,456)	(162,010)
Results from equity investments	76,821	191,949	(923,096)
Other income (expenses), net	(208,252)	(887,185)	(3,913,567)
Operating profit	6,856,241	8,045,034	4,815,681
Financial results
Financial expenses	(2,227,544)	(3,044,668)	(3,054,334)
Financial income	867,185	850,367	955,423
Exchange rate variations, net	(2,014,205)	(936,804)	(2,115,993)
Finance income (cost)	(3,374,564)	(3,131,105)	(4,214,904)
Profit (loss) before income tax and social contribution	3,481,677	4,913,929	600,777
Current and deferred income tax and social contribution	(639,394)	(1,057,699)	(1,039,107)
Profit (loss) for the year of continued operations	2,842,283	3,856,230	(438,330)
Discontinued operations results
Profit from discontinued operations before income tax and social contribution	0	13,499	40,760
Current and deferred income tax and social contribution	0	(4,623)	(13,901)
Profit from discontinued operations	0	8,876	26,859
Profit (loss) for the year	2,842,283	3,865,106	(411,471)
Braskem Idesa consolidated
Disclosure of subsidiaries [line items]
Net revenue	3,766,371	3,656,801	1,495,018
Cost of products sold	(2,314,998)	(2,125,031)	(1,109,020)
Gross profit	1,451,373	1,531,770	385,998
Income (expenses)
Selling and distribution	(189,582)	(171,791)	(117,115)
General and administrative	(108,191)	(122,043)	(123,855)
Research and development	0	0	0
Results from equity investments	0	0	0
Other income (expenses), net	299,104	32,305	7,613
Operating profit	1,452,704	1,270,241	152,641
Financial results
Financial expenses	(1,090,019)	(973,952)	(688,868)
Financial income	31,879	24,666	3,193
Exchange rate variations, net	(232,064)	132,186	(1,094,424)
Finance income (cost)	(1,290,204)	(817,100)	(1,780,099)
Profit (loss) before income tax and social contribution	162,500	453,141	(1,627,458)
Current and deferred income tax and social contribution	(97,157)	(299,983)	423,061
Profit (loss) for the year of continued operations	65,343	153,158	(1,204,397)
Discontinued operations results
Profit from discontinued operations before income tax and social contribution	0	0	0
Current and deferred income tax and social contribution	0	0	0
Profit from discontinued operations	0	0	0
Profit (loss) for the year	65,343	153,158	(1,204,397)
Eliminations
Disclosure of subsidiaries [line items]
Net revenue	(617,748)	(603,316)	(174,201)
Cost of products sold	667,062	623,117	164,221
Gross profit	49,314	19,801	(9,980)
Income (expenses)
Selling and distribution	0	0	0
General and administrative	(332)	23,843	39,731
Research and development	0	0	0
Results from equity investments	(77,709)	(151,993)	953,174
Other income (expenses), net	0	0	0
Operating profit	(28,727)	(108,349)	982,925
Financial results
Financial expenses	310,012	271,403	172,240
Financial income	(310,012)	(271,403)	(268,494)
Exchange rate variations, net	(10,714)	5,856	0
Finance income (cost)	(10,714)	5,856	(96,254)
Profit (loss) before income tax and social contribution	(39,441)	(102,493)	886,671
Current and deferred income tax and social contribution	0	0	0
Profit (loss) for the year of continued operations	(39,441)	(102,493)	886,671
Discontinued operations results
Profit from discontinued operations before income tax and social contribution	0	0	0
Current and deferred income tax and social contribution	0	0	0
Profit from discontinued operations	0	0	0
Profit (loss) for the year	R$ (39,441)	R$ (102,493)	R$ 886,671